ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS	ORGANIZATION AND DESCRIPTION OF THE BUSINESS
    Brookfield Business Partners L.P. and its subsidiaries, (collectively, the “partnership”) own and operate business services and industrials operations on a global basis. Brookfield Business Partners L.P. was registered as a limited partnership established under the laws of Bermuda, and organized pursuant to a limited partnership agreement as amended on May 31, 2016, and as thereafter amended. Brookfield Business Partners L.P. is a subsidiary of Brookfield Asset Management Inc. (“Brookfield Asset Management” or “Brookfield” or the “parent company”). Brookfield Business Partners L.P.’s limited partnership units are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbols “BBU” and “BBU.UN”, respectively. The registered head office of Brookfield Business Partners L.P. is 73 Front Street, 5th Floor, Hamilton HM 12, Bermuda.
    Brookfield Business Partners L.P.’s sole direct investment is a managing general partnership interest (the “Managing GP Units”) in Brookfield Business L.P. (the “Holding LP”), which holds the partnership’s interests in business services and industrial operations.
The partnership’s principal operations include business services operations, such as a residential mortgage insurer, healthcare services operations and construction operations. The partnership’s principal industrial operations comprise advanced energy storage operations, graphite electrode operations and an engineered components manufacturer. The partnership’s operations also include infrastructure services which comprise nuclear technology services operations, work access service operations, offshore oil services operations and modular building leasing services operations. The partnership’s operations are primarily located in Canada, Australia, the U.K., the United States, India and Brazil.